Securities Available for Sale, Residential Mortgage-Backed Securities, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 256	$ 541	$ 692
Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	84	252	175
Significant inputs (non-agency - non-investment grade MBS) [Abstract]
Expected remaining life of loan losses From	1.00%	0.00%	1.00%
Expected remaining life of loan losses To	44.00%	48.00%	43.00%
Credit impairment distribution [Abstract]
0 - 10% range	77.00%	42.00%	52.00%
10 - 20% range	11.00%	18.00%	29.00%
20 - 30% range	4.00%	28.00%	17.00%
Greater than 30%	8.00%	12.00%	2.00%
Weighted average	8.00%	12.00%	9.00%
Current subordination levels [Abstract]
Current subordination levels From	0.00%	0.00%	0.00%
Current subordination levels To	57.00%	25.00%	25.00%
Current subordination levels Weighted average	2.00%	4.00%	7.00%
Prepayment speed (annual CPR)
Prepayment speed From	5.00%	3.00%	2.00%
Prepayment speed To	29.00%	19.00%	27.00%
Prepayment speed Weighted average	15.00%	11.00%	14.00%
Investment Grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	0	5	5
Non-investment Grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 84	$ 247	$ 170